Long-Term Debt - Maturities (Details) $ in Thousands	Dec. 31, 2014 USD ($)
Summary of debt maturities
2015	$ 2,434
2016	1,249
2017	60,604
2018	0
2019	0
Total long-term debt	64,287
Capital leases	8
Total long-term debt and capital leases	$ 64,295